Commitments and Contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Long-term leases commitments

The Company’s subsidiaries lease administrative office space under various operating leases. Rental expenses recognized using the straight-line basis under operating leases amounted to $1,413,521, $942,606 and $944,645 for the years ended June 30, 2022, 2021 and 2020, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2023	$1,174,688
2024	795,710
2025	158,805
Total	$2,129,203

Contingencies

From time to time, the Company is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Company is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Company’s business, financial position, results of operations or cash flows.